Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 11: Derivative Financial Instruments

Risk Management Objectives and Strategies

The Company is exposed to various financial and market risks, including those related to changes in interest rates and foreign currency exchange rates that exist as part of its ongoing business operations. The Company utilizes certain derivative financial instruments to enhance its ability to manage these risks.

As of September 30, 2011, the Company uses derivative instruments (i) to mitigate cash flow risks with respect to changes in interest rates (forecasted interest payments on variable rate debt), (ii) to preserve the ratio of fixed rate and floating rate debt that the Company held prior to the debt modifications and amendments discussed in Note 4 and (iii) to protect the net investment in certain foreign subsidiaries and/or affiliates with respect to changes in foreign currency exchange rates.

Derivative instruments are entered into for periods consistent with related underlying exposures and do not constitute positions independent of those exposures. The Company applies strict policies to manage each of these risks, including prohibition against derivatives trading, derivatives market-making or any other speculative activities. Although certain derivatives do not qualify for hedge accounting, they are maintained for economic hedge purposes and are not considered speculative.

The Company's policy is to manage its cash flow and net investment exposures related to adverse changes in interest rates and foreign currency exchange rates. The Company's objective is to engage in risk management strategies that provide adequate downside protection.

Accounting for Derivative Instruments and Hedging Activities

The Company recognizes all derivatives in the "Other long-term assets", "Other current liabilities" and "Other long-term liabilities" captions in the Consolidated Balance Sheets at their fair values. The Company has designated certain of its interest rate swaps as cash flow hedges of forecasted interest rate payments related to its variable rate debt and a cross-currency swap as a foreign currency hedge of its net investment in a foreign subsidiary. Other interest rate swaps and cross-currency swaps on various foreign currencies no longer qualify or have not been designated as accounting hedges and do not receive hedge accounting treatment.

With respect to derivative instruments that are afforded hedge accounting, the effective portion of changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge is recorded in OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Changes in the fair value of a net investment hedge that qualifies for hedge accounting are recorded as part of the cumulative translation adjustment in OCI. Any ineffectiveness associated with the aforementioned cash flow hedges, as well as any change in the fair value of a derivative that is not designated as a hedge, is recorded immediately in "Other income (expense)" in the Consolidated Statements of Operations.

The Company formally documents all relationships between hedging instruments and the underlying hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions and net investment hedges to the underlying investment in a foreign subsidiary or affiliate. The Company formally assesses, both at inception of the hedge and on an ongoing basis, whether the hedge is highly effective in offsetting changes in cash flows or foreign currency exposure of the underlying hedged items. The Company also performs an assessment of the probability of the forecasted transactions on a periodic basis. If it is determined that a derivative ceases to be highly effective during the term of the hedge or if the forecasted transaction is no longer probable, the Company will discontinue hedge accounting prospectively for such derivative.

Credit Risk

The Company monitors the financial stability of its derivative counterparties and all counterparties remain highly-rated (in the "A" category or higher). The credit risk inherent in these agreements represents the possibility that a loss may occur from the nonperformance of a counterparty to the agreements. The Company performs a review at inception of the hedge, as circumstances warrant, and at least on a quarterly basis of the credit risk of these counterparties. The Company also monitors the concentration of its contracts with individual counterparties. The Company's exposures are in liquid currencies (primarily in U.S. dollars, Euros and Australian dollars), so there is minimal risk that appropriate derivatives to maintain the hedging program would not be available in the future.

Derivatives Not Qualifying For Hedge Accounting

As of September 30, 2011, the Company had certain derivative instruments that functioned as economic hedges but no longer qualified or were not designated to qualify for hedge accounting. Such instruments included cross-currency swaps held in order to mitigate foreign currency exposure on intercompany loans and interest rate swaps held in order to mitigate the exposure on interest payments related to variable rate debt to fluctuations in interest rates. Additionally, during 2011, the Company entered into a fixed to floating interest rate swap in order to preserve the ratio of fixed rate and floating rate debt that it held prior to the debt modification and amendments discussed in Note 4. The swap has a notional value of $750.0 million and expires on June 15, 2019.

Certain of the Company's interest rate swaps, including several that are designated as cash flow hedges as discussed in "Derivatives That Qualify for Hedge Accounting" below, will expire in September 2012. During the third quarter of 2011, the Company entered into forward-starting interest rate swaps with a combined notional value of $3.0 billion that will become effective upon expiration of the existing instruments. The forward-starting interest rate swaps are intended to mitigate exposure to fluctuations in interest rates and will expire in September 2016.

The notional value of the currently effective interest rate swaps and forward-starting interest rate swaps that do not qualify for hedge accounting was $2.3 billion and $3.0 billion, respectively.

During the first quarter of 2011, the Company held a foreign exchange rate collar with a notional value of $1.9 million that expired on March 31, 2011.

As of September 30, 2011, the Company held cross-currency swaps not qualifying for hedge accounting with a notional value of 91.1 million euro (approximately $123.8 million).

The periodic change in the fair value of the derivative instruments not designated as accounting hedges is recorded immediately in the "Other income (expense)" line of the Consolidated Statements of Operations. For information on the location and amounts of derivative fair values in the Consolidated Balance Sheets and derivative gains and losses in the Consolidated Statements of Operations, see the tabular information presented below.

Derivatives That Qualify for Hedge Accounting

Hedge of a net investment in a foreign operation. As of September 30, 2011, the Company held a cross-currency swap that was designated as a hedge of a net investment in a foreign operation with an aggregate notional amount of 115.0 million Australian dollars (approximately $114.0 million).

Cash flow hedges. As of September 30, 2011, the Company held interest rate swaps which were designated as cash flow hedges of the variability in the interest payments on $3.5 billion of the approximate $11.2 billion of variable rate senior secured term loan. Although these hedges remain highly effective on an ongoing basis in offsetting the variability in the interest payments, any ineffectiveness is recognized immediately in the Consolidated Statements of Operations.

At September 30, 2011, the maximum length of time over which the Company has designated hedges against its exposure is approximately 1 year. The Company follows the hypothetical derivative method to measure hedge ineffectiveness which resulted mostly from the hedges being off-market at the time of designation. Ineffectiveness associated with these hedges is recognized immediately in the Consolidated Statements of Operations. The amount of losses in OCI related to the hedged transactions as of September 30, 2011 that is expected to be reclassified into the Consolidated Statements of Operations within the next 12 months is approximately $75.4 million.

For information on the location and amounts of derivative fair values in the Consolidated Balance Sheets and derivative gains and losses in the Consolidated Statements of Operations, see the tabular information presented below.

Fair Value of Derivative Instruments

Fair Value of Derivative Instruments in the Consolidated Balance Sheets

	As of September 30, 2011
(in millions)	Assets(a)	Liabilities(b)
Derivatives designated as hedging instruments
Interest rate contracts	$—	$(151.1)
Foreign exchange contracts	—	(21.2)

Total derivatives designated as hedging instruments	$—	$(172.3)

Derivatives not designated as hedging instruments
Interest rate contracts	$81.9	$(63.0)
Foreign exchange contracts	8.3	(1.1)
Forward-starting interest rate contracts	5.4	(0.6)

Total derivatives not designated as hedging instruments	95.6	(64.7)

Total derivatives	$95.6	$(237.0)

	As of December 31, 2010
(in millions)	Assets(a)	Liabilities(b)
Derivatives designated as hedging instruments
Interest rate contracts	$—	$(252.2)
Foreign exchange contracts	—	(21.3)

Total derivatives designated as hedging instruments	$—	$(273.5)

Derivatives not designated as hedging instruments
Interest rate contracts	$—	$(105.0)
Foreign exchange contracts	7.7	(0.9)

Total derivatives not designated as hedging instruments	7.7	(105.9)

Total derivatives	$7.7	$(379.4)

(a)	Derivative assets are included in the "Other long-term assets" line of the Consolidated Balance Sheets.
(b)	Derivative liabilities are included in the "Other current liabilities" and "Other long-term liabilities" lines of the Consolidated Balance Sheets.

The Effect of Derivative Instruments on the Consolidated Statements of Operations

	Three months ended September 30,
	2011		2010
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$26.4	—	$(14.3)	—
Amount of gain or (loss) reclassified from accumulated OCI into income(a)	$(19.0)	—	$(43.1)	—
Amount of gain or (loss) recognized in income (ineffective portion)(b)	$(0.5)	—	$(1.6)	—

Derivatives in net investment hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	—	$8.1	—	$(12.2)

Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income(b)	$70.5	$9.4	$(17.7)	$(12.0)

(a)	Gain (loss) is recognized in the "Interest expense" line of the Consolidated Statements of Operations.
(b)	Gain (loss) is recognized in the "Other income (expense)" line of the Consolidated Statements of Operations.

	Nine months ended September 30,
	2011		2010
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$58.7	—	$(50.5)	—
Amount of gain or (loss) reclassified from accumulated OCI into income(a)	$(57.0)	—	$(126.7)	—
Amount of gain or (loss) recognized in income (ineffective portion)(b)	$(2.2)	—	$(5.1)	—
Derivatives in net investment hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	—	$(1.7)	—	$(8.1)
Amount of gain or (loss) recognized in income (ineffective portion)(b)	—	—	—	$0.5
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income(b)	$76.6	$(0.1)	$(60.5)	$7.0

(a)	Gain (loss) is recognized in the "Interest expense" line of the Consolidated Statements of Operations.
(b)	Gain (loss) is recognized in the "Other income (expense)" line of the Consolidated Statements of Operations.

Accumulated Derivatives Gains and Losses

The following table summarizes activity in other comprehensive income for the nine months ended September 30, 2011 related to derivative instruments classified as cash flow hedges and as a net investment hedge held by the Company:

(in millions, after tax)	Nine months ended September 30, 2011
Accumulated loss included in other comprehensive income (loss) at beginning of the period	$(181.3)
Less: Reclassifications into earnings from other comprehensive income (loss)	37.1

(144.2)
Increase in fair value of derivatives that qualify for hedge accounting(a)	37.1

Accumulated loss included in other comprehensive income (loss) at end of the period	$(107.1)

(a)	Gains and losses are included in "Unrealized gains on hedging activities" and in "Foreign currency translation adjustment" on the Consolidated Statements of Equity.

Note 6: Derivative Financial Instruments

Risk Management Objectives and Strategies

The Company is exposed to various financial and market risks, including those related to changes in interest rates and foreign currency exchange rates, that exist as part of its ongoing business operations. The Company utilizes certain derivative financial instruments to enhance its ability to manage these risks.

As of December 31, 2010, the Company uses derivative instruments to mitigate (i) cash flow risks with respect to changes in interest rates (forecasted interest payments on variable rate debt), (ii) to protect the initial net investment in certain foreign subsidiaries and/or affiliates with respect to changes in foreign currency exchange rates and (iii) to protect the Company from foreign currency exposure related to an outsourcing contract with a foreign vendor.

Derivative instruments are entered into for periods consistent with related underlying exposures and do not constitute positions independent of those exposures. The Company applies strict policies to manage each of these risks, including prohibition against derivatives trading, derivatives market-making or any other speculative activities. Although certain derivatives do not qualify for hedge accounting, they are maintained for economic hedge purposes and are not considered speculative.

The Company's policy is to minimize its cash flow and net investment exposures related to adverse changes in interest rates and foreign currency exchange rates. The Company's objective is to engage in risk management strategies that provide adequate downside protection.

Accounting for Derivative Instruments and Hedging Activities

The Company recognizes all derivatives in the "Other long-term assets", "Other current liabilities" and "Other long-term liabilities" captions in the Consolidated Balance Sheets at their fair values. The Company has designated certain of its interest rate swaps as cash flow hedges of forecasted interest rate payments related to its variable rate debt and a cross currency swap as a foreign currency hedge of its net investment in a foreign subsidiary. Other interest rate swaps, cross currency swaps and forward contracts on various foreign currencies no longer qualify or have not been designated as accounting hedges and do not receive hedge accounting treatment.

With respect to derivative instruments that are afforded hedge accounting, the effective portion of changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge is recorded in OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Changes in the fair value of a net investment hedge that qualifies for hedge accounting are recorded as part of the cumulative translation adjustment in OCI. Any ineffectiveness associated with the aforementioned cash flow hedges is recorded immediately in the Consolidated Statements of Operations.

The Company formally documents all relationships between hedging instruments and the underlying hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions and net investment hedges to the underlying investment in a foreign subsidiary or affiliate. The Company formally assesses, both at inception of the hedge and on an ongoing basis, whether the hedge is highly effective in offsetting changes in cash flows or foreign currency exposure of the underlying hedged items. The Company also performs an assessment of the probability of the forecasted transactions on a periodic basis. If it is determined that a derivative ceases to be highly effective during the term of the hedge or if the forecasted transaction is no longer probable, the Company will discontinue hedge accounting prospectively for such derivative.

Credit Risk

The Company monitors the financial stability of its derivative counterparties and all counterparties remain highly-rated (in the "A" category or higher). The credit risk inherent in these agreements represents the possibility that a loss may occur from the nonperformance of a counterparty to the agreements. The Company performs a review at inception of the hedge, as circumstances warrant, and at least on a quarterly basis of the credit risk of these counterparties. The Company also monitors the concentration of its contracts with individual counterparties. The Company's exposures are in liquid currencies (primarily in U.S. dollars, euros and Australian dollars), so there is minimal risk that appropriate derivatives to maintain the hedging program would not be available in the future.

Derivatives Not Qualifying For Hedge Accounting

As of December 31, 2010, the Company had certain derivative instruments that functioned as economic hedges but no longer qualify or were not designated to qualify for hedge accounting. Such instruments included a cross-currency swap to hedge foreign currency exposure from an intercompany loan, a foreign exchange rate collar to hedge foreign currency exposure related to an outsourcing contract with a foreign vendor, and interest rate swaps to hedge the interest payments on variable rate debt from fluctuations in interest rates.

During the first quarter of 2009, one of the cash flow hedges of interest payments on the Company's variable rate debt previously designated to qualify for hedge accounting ceased to be highly effective. As such, the Company did not apply hedge accounting to the discontinued hedge during the first quarter of 2009 and discontinued prospective hedge accounting for the affected derivatives with a notional balance of $1.5 billion. During the second quarter of 2009, the Company made an election with respect to the duration of the variable LIBOR interest rate payments it was hedging which was inconsistent with the original hedge strategy documented in the accounting designation. Accordingly, the Company had to de-designate the affected interest rate swaps, with $2.0 billion notional amount, from receiving hedge accounting. The Company was able to re-designate prospectively an interest rate swap with a notional amount of $500 million to continue to receive hedge accounting treatment; however, the other interest rate swaps with $1.5 billion notional amount no longer met the criteria to qualify for hedge accounting primarily due to the significant "off-market" value of the swaps and will not be receiving hedge accounting treatment prospectively.

During the second quarter of 2010, two interest rate swaps with a total notional balance of $1.0 billion and one basis rate swap with a notional balance of $1.0 billion ceased to be highly effective. As such, the Company did not apply hedge accounting to the discontinued hedges during the second quarter of 2010 and discontinued prospective hedge accounting for the affected derivatives. The amount carried in OCI as of the date of de-designation has been reclassified into earnings in the same period during which the forecasted transaction affected earnings. The amount reclassified in the second quarter and third quarter of 2010 from OCI to the "Other income (expense)" line of the Consolidated Statements of Operations was $4.6 million and $4.6 million, respectively, through the expiration date of the swaps in September 2010.

While the derivatives noted above no longer qualified for hedge accounting, they continued to be effective economically in eliminating the variability in interest rate payments on the corresponding portion of the Company's variable rate debt.

During the third quarter of 2010, five interest rate swaps with a total notional balance of $2.5 billion and one basis rate swap with a notional balance of $1.0 billion expired.

As of December 31, 2010, the notional amount of the foreign exchange rate collar was approximately 83.8 million Philippine pesos ($1.9 million). The notional amount of the cross-currency swaps was 91.1 million euro (approximately $119.5 million). The notional amount of the interest rate swaps that no longer qualify for hedge accounting was $1.5 billion.

The periodic change in the mark-to-market of the derivative instruments not designated as accounting hedges is recorded immediately in the Consolidated Statements of Operations. For information on the location and amounts of derivative fair values in the Consolidated Balance Sheets and derivative gains and losses in the Consolidated Statements of Operations, see the tabular information presented below.

Derivatives That Qualify For Hedge Accounting

Hedge of a net investment in a foreign operation. As of December 31, 2010, the Company had a cross currency swap that was designated as a hedge of a net investment in a foreign operation with an aggregate notional amount of 115.0 million Australian dollars (approximately $115.5 million).

For information on the location and amounts of derivative fair values in the Consolidated Balance Sheets and derivative gains and losses in the Consolidated Statements of Operations, see the tabular information presented below.

Cash flow hedges. As of December 31, 2010, the Company had interest rate swaps which were designated as cash flow hedges of the variability in the interest payments on $3.5 billion of the approximate $12.0 billion variable rate senior secured term loan. The Company also had two basis rate swaps, which expired during the third quarter of 2010, that modified the variable rates on $3.0 billion of the $3.5 billion interest rate swaps and that lowered the fixed interest rates on those interest rate swaps. The basis swaps paid interest at rates equal to three-month-LIBOR and received interest at rates equal to one-month-LIBOR plus a fixed spread.

At December 31, 2010, the maximum length of time over which the Company is hedging its exposure is approximately 2 years. The Company follows the hypothetical derivative method to measure hedge ineffectiveness which resulted mostly from the hedges being off-market at the time of designation. Ineffectiveness associated with these hedges is recognized immediately in the Consolidated Statements of Operations. The amount of losses in OCI related to the hedged transactions as of December 31, 2010 that is expected to be reclassified into the Consolidated Statements of Operations within the next 12 months is approximately $75.9 million.

For information on the location and amounts of derivative fair values in the Consolidated Balance Sheets and derivative gains and losses in the Consolidated Balance Sheets or in the Consolidated Statements of Operations, see the tabular information presented below.

Fair Value of Derivative Instruments

Fair Value of Derivative Instruments in the Consolidated Balance Sheets

	As of December 31, 2010
(in millions)	Assets(a)	Liabilities(b)
Derivatives designated as hedging instruments
Interest rate contracts	—	$(252.2)
Foreign exchange contracts	—	(21.3)

Total derivatives designated as hedging instruments	—	(273.5)

Derivatives not designated as hedging instruments
Interest rate contracts	—	(105.0)
Foreign exchange contracts	$7.7	(0.9)

Total derivatives not designated as hedging instruments	7.7	(105.9)

Total derivatives	$7.7	$(379.4)

	As of December 31, 2009
(in millions)	Assets(a)	Liabilities(b)
Derivatives designated as hedging instruments
Interest rate contracts	—	$(304.4)
Foreign exchange contracts	—	(10.0)

Total derivatives designated as hedging instruments	—	(314.4)

Derivatives not designated as hedging instruments
Interest rate contracts	—	(153.5)
Foreign exchange contracts	$1.2	(3.6)

Total derivatives not designated as hedging instruments	1.2	(157.1)

Total derivatives	$1.2	$(471.5)

(a)	Derivative assets are included in the "Other long-term assets" line of the Consolidated Balance Sheets.
(b)	Derivative liabilities are included in the "Other current liabilities" and "Other long-term liabilities" lines of the Consolidated Balance Sheets.

The Effect of Derivative Instruments on the Consolidated Statements of Operations

	Year ended December 31,
	2010		2009		2008
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$(26.2)	—	$41.1	—	$(433.1)	—
Amount of gain or (loss) reclassified from accumulated OCI into income(a)	$(145.7)	—	$(131.4)	—	$(45.8)	—
Amount of gain or (loss) recognized in income (ineffective portion)(b)	$(6.3)	—	$(11.3)	—	$(16.0)	—

Derivatives in net investment hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	—	$(14.8)	—	$(21.9)	—	$17.3
Amount of gain or (loss) recognized in income (ineffective portion)(b)	—	$0.5	—	$1.1	—	$(1.7)
Derivatives not designated as hedging instruments
Amount of gain or (loss) recognized in income(b)	$(61.6)	$9.1	$(53.0)	$(4.2)	—	$4.8

(a)	Gain (loss) is recognized in the "Interest expense" line of the Consolidated Statements of Operations.
(b)	Gain (loss) is recognized in the "Other income (expense)" line of the Statements of Operations.

Accumulated Derivative Gains and Losses

The following table summarizes activity in other comprehensive income for the years ended December 31, 2010 and 2009 related to derivative instruments classified as cash flow hedges and net investment hedges held by the Company (in millions, after tax):

	Year ended December 31,
	2010	2009
Accumulated loss included in other comprehensive income (loss) at beginning of the period	$(242.3)	$(339.6)
Less: Reclassifications into earnings from other comprehensive income (loss)	91.3	82.4

	(151.0)	(257.2)
Net gains and (losses) in fair value of derivatives(a)	(30.3)	14.9

Accumulated loss included in other comprehensive income (loss) at end of the period	$(181.3)	$(242.3)

(a)	Gains and (losses) are included in unrealized (losses) gains on hedging activities and in foreign currency translation adjustment on the Consolidated Statements of Equity.